Inventories (Tables)	12 Months Ended
Jun. 30, 2013
Components of Inventories	The components of inventories were as follows:

(In millions)

June 30,	2013	2012

Raw materials	$328	$210
Work in process	201	96
Finished goods	1,409	831

Total	$1,938	$1,137